UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02667

Salomon Brothers Capital Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

CAPITAL FUND INC.

FORM N-Q

MARCH 31, 2006

SALOMON BROTHERS CAPITAL FUND INC.

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 14.6%
Hotels, Restaurants & Leisure - 4.9%
1,254,700	McDonald’s Corp.	$43,111,492
510,500	Station Casinos Inc.	40,518,385

	Total Hotels, Restaurants & Leisure	83,629,877

Internet & Catalog Retail - 2.3%
1,317,800	IAC/InterActiveCorp. *	38,835,566

Media - 5.0%
4,178,100	Liberty Media Corp., Class A Shares *	34,302,201
938,500	Regal Entertainment Group, Class A Shares	17,653,185
2,113,500	SES Global SA, FDR	33,708,911

	Total Media	85,664,297

Specialty Retail - 2.4%
971,200	Bed Bath & Beyond Inc. *	37,294,080
411,000	Pier 1 Imports Inc.	4,771,710

	Total Specialty Retail	42,065,790

	TOTAL CONSUMER DISCRETIONARY	250,195,530

CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 1.2%
466,286	FHC Delaware Inc. (a)(b) *	2,214,858
378,700	Wal-Mart Stores Inc.	17,889,788

	Total Food & Staples Retailing	20,104,646

Tobacco - 2.4%
580,500	Altria Group Inc.	41,134,230

	TOTAL CONSUMER STAPLES	61,238,876

ENERGY - 3.1%
Energy Equipment & Services - 2.4%
649,400	National-Oilwell Varco Inc. *	41,639,528

Oil, Gas & Consumable Fuels - 0.7%
321,200	OPTI Canada Inc. *	12,188,860

	TOTAL ENERGY	53,828,388

EXCHANGE TRADED FUNDS - 3.1%
114,000	iShares Russell 2000 Growth Index Fund	9,085,800
404,300	Nasdaq-100 Index Tracking Stock	16,956,342
205,200	SPDR Trust Series 1	26,641,116

	TOTAL EXCHANGE TRADED FUNDS	52,683,258

FINANCIALS - 8.9%
Capital Markets - 4.0%
944,900	Knight Capital Group Inc., Class A Shares *	13,162,457
710,000	Merrill Lynch & Co. Inc.	55,919,600

	Total Capital Markets	69,082,057

Insurance - 4.9%
517,300	Aon Corp.	21,473,123
563,000	Assurant Inc.	27,727,750
386	Berkshire Hathaway Inc., Class A Shares *	34,875,100

	Total Insurance	84,075,973

	TOTAL FINANCIALS	153,158,030

HEALTH CARE - 25.9%
Biotechnology - 6.1%
690,000	Amgen Inc. *	50,197,500
519,000	Invitrogen Corp. *	36,397,470

See Notes to Schedule of Investments.

1

SALOMON BROTHERS CAPITAL FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Biotechnology - 6.1% (continued)
888,900	Nektar Therapeutics *	$18,115,782

	Total Biotechnology	104,710,752

Health Care Equipment & Supplies - 3.1%
240,800	Cooper Cos. Inc.	13,010,424
509,500	Guidant Corp.	39,771,570

	Total Health Care Equipment & Supplies	52,781,994

Health Care Providers & Services - 9.3%
1,048,649	Coventry Health Care Inc. *	56,606,073
987,400	Omnicare Inc.	54,297,126
558,160	UnitedHealth Group Inc.	31,178,818
229,100	WellPoint Inc. *	17,739,213

	Total Health Care Providers & Services	159,821,230

Pharmaceuticals - 7.4%
1,290,600	Abbott Laboratories	54,811,782
364,700	Kos Pharmaceuticals Inc. *	17,421,719
1,110,400	Wyeth	53,876,608

	Total Pharmaceuticals	126,110,109

	TOTAL HEALTH CARE	443,424,085

INDUSTRIALS - 6.0%
Aerospace & Defense - 2.9%
352,200	Boeing Co.	27,446,946
504,600	Raytheon Co.	23,130,864

	Total Aerospace & Defense	50,577,810

Building Products - 1.1%
576,600	Masco Corp.	18,733,734

Industrial Conglomerates - 2.0%
453,000	3M Co.	34,287,570

	TOTAL INDUSTRIALS	103,599,114

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 8.8%
2,404,500	Cisco Systems Inc. *	52,105,515
1,692,465	Comverse Technology Inc. *	39,823,701
852,500	Juniper Networks Inc. *	16,299,800
2,071,900	Nokia Oyj, Sponsored ADR	42,929,768

	Total Communications Equipment	151,158,784

Computers & Peripherals - 0.5%
189,986	Intergraph Corp. *	7,914,817

Electronic Equipment & Instruments - 3.5%
1,052,200	Agilent Technologies Inc. *	39,510,110
1,133,182	Photon Dynamics Inc. *	21,247,163

	Total Electronic Equipment & Instruments	60,757,273

IT Services - 1.4%
863,300	Wright Express Corp. *	24,215,565

	TOTAL INFORMATION TECHNOLOGY	244,046,439

MATERIALS - 6.7%
Metals & Mining - 4.7%
190,400	Alcan Inc., New York Shares	8,706,992
1,149,600	Alcoa Inc.	35,131,776
1,336,500	Barrick Gold Corp.	36,406,260

	Total Metals & Mining	80,245,028

Paper & Forest Products - 2.0%
468,900	Weyerhaeuser Co.	33,962,427

	TOTAL MATERIALS	114,207,455

See Notes to Schedule of Investments.

2

SALOMON BROTHERS CAPITAL FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 4.4%
Wireless Telecommunication Services - 4.4%
957,300	Motient Corp. *	$19,146,000
2,159,817	Sprint Nextel Corp.	55,809,671

	TOTAL TELECOMMUNICATION SERVICES	74,955,671

UTILITIES - 4.8%
Independent Power Producers & Energy Traders - 2.7%
1,015,100	NRG Energy Inc. *	45,902,822

Multi-Utilities - 2.1%
797,100	Sempra Energy	37,033,266

	TOTAL UTILITIES	82,936,088

	TOTAL COMMON STOCKS (Cost - $1,423,201,827)	1,634,272,934

FACE AMOUNT
CORPORATE BOND - 0.1%
Energy Equipment & Services - 0.1%
$31,570,000	Friede Goldman Halter Inc., 4.500% due 12/15/09 (a)(c) (Cost - $11,433,375)	2,604,525

CONTRACTS
PURCHASED OPTION - 0.0%
14,000	SPDR Trust Series 1, Put @ 125, expires 04/06 (Cost - $1,619,520)	210,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,436,254,722)	1,637,087,459

FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.7%
Repurchase Agreements - 6.7%
$50,000,000	Interest in $387,994,000 joint tri-party repurchase agreement dated 3/31/06 with Morgan Stanley, 4.800% due 4/3/06; Proceeds at maturity - $50,020,000; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 4/20/16 to 12/22/25; Market value - $51,221,985)	50,000,000
50,000,000	Interest in $507,001,000 joint tri-party repurchase agreement dated 3/31/06 with Goldman, Sachs & Co., 4.790% due 4/3/06; Proceeds at maturity - $50,019,958; (Fully collateralized by various U.S. Treasury obligations, 1.875% to 3.625% due 1/15/07 to 4/15/28; Market value - $51,000,023)	50,000,000
14,215,000	Interest in $95,424,000 joint tri-party repurchase agreement dated 3/31/06 with Banc of America Securities LLC, 4.750% due 4/3/06; Proceeds at maturity- $14,220,627; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.710% due 9/6/06 to 1/30/07; Market value- $14,499,312)	14,215,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $114,215,000)	114,215,000

	TOTAL INVESTMENTS - 102.1% (Cost - $1,550,469,722#)	1,751,302,459
	Liabilities in Excess of Other Assets - (2.1)%	(36,630,984)

	TOTAL NET ASSETS - 100.0%	$1,714,671,475

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Illiquid security.

(c)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Capital Fund Inc. (the “Fund), a Maryland Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset values, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$220,599,436
Gross unrealized depreciation	(19,766,699)

Net unrealized appreciation	$200,832,737

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Capital Fund Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2006

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 29, 2006